Leases - Narrative (Details)	3 Months Ended
Mar. 31, 2021 m²
Disclosure of non-adjusting events after reporting period [line items]
Lease term	10 years
Lease area (in square meters)	1,100
Lease term for which payments are fixed	5 years
Minimum
Disclosure of non-adjusting events after reporting period [line items]
Lease rent escalation percent	2.00%
Maximum
Disclosure of non-adjusting events after reporting period [line items]
Lease rent escalation percent	4.00%